Acquired Intangible Assets, Net - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 11,119	$ 11,112	$ 11,165
Future amortization expenses for 2020		11,172
Future amortization expenses for 2021		11,172
Future amortization expenses for 2022		11,172
Future amortization expenses for 2023		11,172
Future amortization expenses for 2024 and thereafter		29,789
Loss from impairment of intangible assets	$ 0	$ 0	$ 291,817